Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Classification of Financial Instruments	Classification of financial instruments
	As of December 31,
	2025	2024
Financial assets
Cash and cash equivalents (including deposits with banks)	3,041	3,204
Marketable securities	13	-
Loans and receivables	1,064	1,144
	4,118	4,348

Financial liabilities
Financial liabilities measured at amortized cost	2,907	2,902
	2,907	2,902

Schedule of Financial Instruments, that are Measured at Fair Value through Profit and Loss	Set forth below is the classification of the Company’s financial instruments, that are measured at fair value through profit and loss, in accordance with the above hierarchy as of the reporting dates:
	Level 1	Level 3	Total
As of December 31, 2025

Financial liabilities	-	-	-

Schedule of Level 3 Financial Liabilities Measured at Fair Value through Profit and Loss	Set forth below are the movements in the Company’s Level 3 financial liabilities measured at fair value through profit and loss in the reporting periods:
Balance as of January 1, 2025	-
Change in fair value	-
SAFE exercised	-
Warrant exercised	-
For the year ended of December 31, 2025	-

Balance as of January 1, 2024	574
Change in fair value	47
SAFE exercised	(456)
Warrant exercised	(165)
For the year ended of December 31, 2024	-

Schedule of Linkage Terms of Financial Instruments

As of December 31, 2025:

	NIS	USD	Other	Total

Cash and cash equivalents (including deposits with banks and marketable securities)	1,264	1,768	22	3,054
Loans and receivables	561	503	-	1,064
Total financial assets	1,825	2,271	22	4,118

Trade payable	684	218	140	1,042
Other accounts payables	421	282	-	703
Lease liabilities	1,162	-	-	1,162
Total financial liabilities	2,267	500	140	2,907

Total financial assets (liabilities), net	(442)	1,771	(118)	1,211

As of December 31, 2024:
	NIS	USD	Other	Total

Cash and cash equivalents (including deposits with banks)	1,595	1,585	24	3,204
Loans and receivables	683	461	-	1,144
Total financial assets	2,278	2,046	24	4,348

Trade payable	649	395	110	1,154
Other accounts payables	695	145	-	840
Lease liabilities	908	-	-	908
Total financial liabilities	2,252	540	110	2,902

Total financial assets (liabilities), net	26	1,506	(86)	1,446

Schedule of Financial Liabilities Contractual Terms and at Undiscounted Amounts

As of December 31, 2025:

	Up to one year	One to two years	From two years to three years	Total

Trade payable	1,042	-	-	1,042
Payables and credit balances	703	-	-	703
Lease liability	178	190	119	487
	1,923	190	119	2,232

As of December 31, 2024:

	Up to one year	One to two years	From two years to three years	Total

Trade payable	1,154	-	-	1,154
Payables and credit balances	840	-	-	840
Lease liability	100	77	80	257
	2,094	77	80	2,251